Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 371.5	$ 338.7
Additions	190.2	116.2
Depreciation	(83.8)	(69.2)
Accelerated depreciation of assets and other disposals	(5.3)	(12.1)
Foreign exchange and other	0.1	(2.1)
Property, plant and equipment, ending balance	472.7	371.5
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	22.2	23.2
Additions	0.0	0.0
Depreciation	0.0	0.0
Accelerated depreciation of assets and other disposals	0.0	0.0
Foreign exchange and other	(0.5)	(1.0)
Property, plant and equipment, ending balance	21.7	22.2
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	139.1	155.5
Additions	39.2	16.5
Depreciation	(23.6)	(22.1)
Accelerated depreciation of assets and other disposals	(2.8)	(10.1)
Foreign exchange and other	(0.5)	(0.7)
Property, plant and equipment, ending balance	151.4	139.1
Buildings including improvements | Asia
Reconciliation of changes in property, plant and equipment [abstract]
Accelerated depreciation of assets and other disposals	8.1
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	210.2	160.0
Additions	151.0	99.7
Depreciation	(60.2)	(47.1)
Accelerated depreciation of assets and other disposals	(2.5)	(2.0)
Foreign exchange and other	1.1	(0.4)
Property, plant and equipment, ending balance	299.6	210.2
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	19.7
Property, plant and equipment, ending balance	$ 35.0	$ 19.7